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[LOGO] Fifth Third Funds



                                   [PICTURE]




                                                    MICRO CAP VALUE FUND

Fifth Third Funds                                   MULTI CAP VALUE FUND

                                                    WORLDWIDE FUND
Semi-Annual Report to Shareholders
                                                    STRATEGIC INCOME FUND




________________________
    June 30, 2002

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third Funds, including fees, expenses and sales charges, please call 1-800-282-5706 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

Fifth Third Funds, like all mutual funds:
.. are NOT FDIC insured
.. have no bank guarantee
.. may lose value

Letter from the President
--------------------------------------------------------------------------------
Dear Shareholders:

We are pleased to present the semi-annual report for the six-months ended June 30, 2002, for the following Fifth Third Funds:

     .   Fifth Third Micro Cap Value Fund
     .   Fifth Third Multi Cap Value Fund
     .   Fifth Third Worldwide Fund
     .   Fifth Third Strategic Income Fund

Included you will find the financial statements, notes to financial statements and financial highlights for the four previously mentioned Funds.

Additionally, on March 13th, the Board of Trustees voted unanimously to change the fiscal and tax year-end of the above Funds to July 31 from December 31 to be consistent with the rest of the Fifth Third Funds family. As a result, you will be receiving an annual report for the seven-months ended July 31, 2002 in late September.

We are also pleased to announce that on August 1, 2002, we launched the new Fifth Third LifeModel Funds(SM):

     . Fifth Third LifeModel Conservative Fund(SM)
     . Fifth Third LifeModel Moderately Conservative Fund(SM)
     . Fifth Third LifeModel Moderate Fund(SM)
     . Fifth Third LifeModel Moderately Aggressive Fund(SM)
     . Fifth Third LifeModel Aggressive Fund(SM)

The Fifth Third LifeModel Funds(SM) invest exclusively in various allocations of certain Funds available in the Fifth Third Funds family. These "Funds of Funds" have investment objectives ranging from conservative to aggressive and offer investors the opportunity to own a single mutual fund that is actively managed and fully diversified through a portfolio of other mutual funds representing various asset classes. Therefore, the best mix of stocks and bonds in any market cycle, given your risk tolerance--are all made for you by the investment professionals at Fifth Third. Please consult your financial advisor for more information on these new products.

Thank you for your continued confidence in the Fifth Third Funds.

Sincerely,

/s/ Jeffrey C. Cusick
Jeffrey C. Cusick
President
Fifth Third Funds

Fifth Third Micro Cap Value Fund
Schedule of Portfolio Investments
June 30, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

                                    Security
 Shares                           Description                   Value
--------------------------------------------------------------------------------
Common Stocks - 65.4%
           Basic Materials - 2.1%
33,000     Oglebay Norton Co.                                $    422
211,000    Olympic Steel, Inc. (b)                              1,266
                                                             --------
           Total                                                1,688
                                                             --------
           Business Consumables - 3.1%
47,000     LESCO, Inc.                                            542
150,000    Mercury Air Group, Inc. (b)                            683
78,600     Overland Data, Inc. (b)                              1,295
                                                             --------
           Total                                                2,520
                                                             --------
           Capital Goods - 6.8%
10,000     Ameron International Corp.                             723
93,000     Brush Wellman, Inc.                                  1,153
60,000     Cubic Corp.                                          1,422
163,300    Flow International Corp. (b)                         1,100
50,000     Northwest Pipe Co. (b)                               1,171
83,213     Perceptron, Inc. (b)                                   129
                                                             --------
           Total                                                5,698
                                                             --------
           Consumer Products - 12.5%
162,500    Bombay Co., Inc. (b)                                   730
214,800    Cobra Electronics Corp. (b)                          1,771
32,000     Cutter & Buck, Inc. (b)                                189
72,300     Edelbrock Corp.                                        882
35,500     Enesco Group, Inc. (b)                                 310
230,000    Hartmarx Corp. (b)                                     575
172,000    Lazare Kaplan International, Inc. (b)                1,230
51,800     Meade Instruments (b)                                  294
11,800     Movado Group, Inc.                                     297
187,500    R.G. Barry Corp. (b)                                   990
118,900    Rawlings Sporting Goods Co., Inc.                      631
115,000    Rocky Shoes & Boots, Inc. (b)                          720
41,200     Saucony, Inc. (b)                                      294
68,000     Steinway Musical Instruments (b)                     1,454
                                                             --------
           Total                                               10,367
                                                             --------
           Energy - 3.6%
290,000    Capstone Turbine Corp. (b)                             481
142,000    Comstock Resources, Inc. (b)                         1,080
275,000    Ethyl Corp. (b)                                        206
390,000    Harken Energy Corp. (b)                                195
35,101     Kaneb Services, LLC                                    702
17,000     Southwestern Energy Co. (b)                            258
                                                             --------
           Total                                                2,922
                                                             --------
           Financial Services - 5.6%
25,000     Atalanta / Sosnoff Capital Corp.                       269
70,000     BKF Capital Group (b)                                1,995
65,000     Friedman, Billings, Ramsey Group, Inc. (b)             827
75,000     Irwin Financial Corp.                                1,508
                                                             --------
           Total                                                4,599
                                                             --------
           Health Care - 4.0%
135,220    Carrington Laboratories, Inc. (b)                      162
60,885     Chronimed, Inc. (b)                                    310
114,400    Orthologic Corp. (b)                                   633
83,500     Osteotech, Inc. (b)                                    617
50,000     Spacelabs Medical, Inc. (b)                            710
100,000    US Oncology, Inc. (b)                                  833
                                                             --------
           Total                                                3,265
                                                             --------

--------------------------------------------------------------------------------

                                    Security
 Shares                           Description                   Value
--------------------------------------------------------------------------------
           Internet Content - 5.5%
10,700     Genuity, Inc. (b)                                 $     41
291,000    Infospace, Inc. (b)                                    131
284,120    Multex.com, Inc. (b)                                 1,159
95,000     Register.com (b)                                       724
670,000    Safeguard Scientifics, Inc. (b)                      1,340
271,600    Vicinity Corp. (b)                                     543
307,000    Vignette Corp. (b)                                     605
                                                             --------
           Total                                                4,543
                                                             --------
           Real estate - 1.9%
78,100     Associated Estates Realty Corp.                        828
199,400    Price Legacy Corp. (b)                                 768
                                                             --------
           Total                                                1,596
                                                             --------
           Services - 3.8%
355,400    Century Business Services, Inc. (b)                  1,158
134,000    Sea Containers, Ltd.                                 1,930
                                                             --------
           Total                                                3,088
                                                             --------
           Technology - 10.4%
231,900    Ault, Inc. (b)                                       1,034
120,000    Cepheid, Inc. (b)                                      669
150,000    Datum, Inc (b)                                       1,551
35,000     Invision Technologies, Inc. (b)                        841
30,000     Iomega Corp. (b)                                       386
142,900    KVH Industries, Inc (b)                              1,076
166,610    Media 100, Inc. (b)                                    300
67,000     MTS Systems                                            841
40,000     Novell, Inc. (b)                                       128
61,800     Odetics, Inc. (b)                                      103
174,000    Pemstar, Inc. (b)                                      231
81,000     Sonicwall, Inc. (b)                                    407
173,000    Symmetricom, Inc. (b)                                  631
294,800    Ultrak, Inc. (b)                                       413
                                                             --------
           Total                                                8,611
                                                             --------
           Telecommunications - 2.0%
584,400    Touch America Holdings, Inc. (b)                     1,607
                                                             --------
           Wholesale Distribution - 4.1%
113,900    Aviall, Inc. (b)                                     1,595
123,100    Strategic Distribution, Inc. (b)                     1,735
                                                             --------
           Total                                                3,330
                                                             --------
           Total Common Stocks                                 53,834
                                                             --------
Convertible Preferred Shares - 1.8%

           Telecommunications - 1.8%
41,000     Allen Group, 7.75%                                   1,462
                                                             --------
           Total Convertible Preferred Shares                   1,462
                                                             --------
Investment Companies - 6.3%
           Closed End Equity Funds - 6.3%
41,700     Brantley Capital Corp. (b)                             396
127,800    Equus II, Inc. (b)                                     948
35,000     I Shares Trust Russell 2000                          3,173
56,900     Malaysia Fund, Inc.                                    244
8,574      Royce Micro-Cap Trust                                  100
54,800     Singapore Fund, Inc.                                   296
                                                             --------
           Total Investment Companies                        $  5,157
                                                             --------

                                   -Continued-

Fifth Third Micro Cap Value Fund
Schedule of Portfolio Investments (continued)
June 30, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

 Principal                         Security
 Amount                           Description                      Value
------------------------------------------------------------------------
U.S. Goverment Securities - 18.2%
           U.S. Treasury Bills - 18.2%
$5,000     1.70%**, 7/11/02                                     $  4,998
 5,000     1.62%**, 8/1/02                                         4,993
 5,000     1.82%**, 8/22/02                                        4,988
                                                                --------
           Total U.S. Goverment Securities                        14,979
                                                                --------
Repurchase Agreement - 9.3%
 7,620     UBS Warburg, 1.92%, 7/1/02                              7,620
                                                                --------
           Total Repurchase Agreement                              7,620
                                                                --------
           Total Investments (Cost $76,170) (a) - 101.0%          83,052
                                                                --------
           Liabilities in excess of other assets - (1.0)%           (829)
                                                                --------
           NET ASSETS - 100.0%                                  $ 82,223
                                                                --------

(a) Cost for financial reporting and Federal tax purposes and differs from value by net unrealized appreciation of $6,882, which is composed of $12,072 appreciation and $5,190 depreciation at June 30, 2002.
(b)        Non-income producing security.
**         Effective yield at purchase.

LLC - Limited Liability Company

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Multi Cap Value Fund
Schedule of Portfolio Investments
June 30, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

                                 Security
  Shares                        Description                          Value
--------------------------------------------------------------------------------
Common Stocks - 83.5%
           Automotive - 0.4%
10,000     General Motors Corp.                                   $    535
                                                                  --------
           Basic Materials - 1.5%
70,000     AK Steel Holding Corp.                                      897
30,000     Plum Creek Timber Co., Inc.                                 921
                                                                  --------
           Total                                                     1,818
                                                                  --------
           Capital Goods - 8.3%
35,000     Borg Warner, Inc.                                         2,022
5,000      EnPro Industries Inc. (b)                                    26
60,000     Harris Corp.                                              2,174
52,000     Ionics, Inc. (b)                                          1,261
40,000     Pall Corp.                                                  830
104,300    Stewart & Stevenson Services, Inc.                        1,850
25,000     The B.F. Goodrich Co.                                       683
25,000     Toro Co.                                                  1,421
                                                                  --------
           Total                                                    10,267
                                                                  --------
           Computer Systems & Equipment - 2.6%
130,000    Hewlett-Packard Co.                                       1,986
100,000    InFocus Corp. (b)                                         1,178
                                                                  --------
           Total                                                     3,164
                                                                  --------
           Consumer Durables - 2.0%
35,000     Snap-On, Inc.                                             1,039
35,000     The Stanley Works                                         1,435
                                                                  --------
           Total                                                     2,474
                                                                  --------
           Consumer Non-Durable - 2.9%
30,000     Fortune Brands, Inc.                                      1,680
30,000     Kimberly-Clark Corp.                                      1,860
                                                                  --------
           Total                                                     3,540
                                                                  --------
           Consumer Products - 1.5%
58,300     Bob Evans Farms, Inc.                                     1,835
                                                                  --------
           Consumer Services - 1.6%
150,000    Archer-Daniels-Midland Co.                                1,919
                                                                  --------
           Electronics - 3.3%
150,900    American Power Conversion Corp. (b)                       1,906
165,000    Cree, Inc. (b)                                            2,183
                                                                  --------
           Total                                                     4,089
                                                                  --------
           Energy - 4.6%
33,000     Apache Corp.                                              1,897
75,000     Marathon Oil Corp.                                        2,034
30,000     Phillips Petroleum Co.                                    1,766
                                                                  --------
           Total                                                     5,697
                                                                  --------
           Financial Services - 14.6%
50,000     American Express Co.                                      1,816
340,000    Ameritrade Holding Corp., Class A (b)                     1,564
280,000    Charles Schwab Corp.                                      3,136
25,000     Citigroup, Inc.                                             969
305,000    E*Trade Group, Inc. (b)                                   1,665
20,000     Fannie Mae                                                1,475
100,000    Irwin Financial Corp.                                     2,010
40,000     J.P. Morgan Chase & Co.                                   1,357
60,000     Merrill Lynch & Co., Inc.                                 2,430
70,000     U.S. Bancorp                                              1,634
                                                                  --------
           Total                                                    18,056
                                                                  --------

--------------------------------------------------------------------------------

                                 Security
  Shares                        Description                          Value
--------------------------------------------------------------------------------
           Health Care - 4.7%
80,000     Applera-Celera Genomics Group (b)                      $    960
50,000     Becton, Dickinson & Co.                                   1,722
50,000     Bristol-Myers Squibb Co.                                  1,285
110,000    Millenium Pharmaceuticals, Inc. (b)                       1,337
50,000     Protein Design Labs, Inc. (b)                               543
                                                                  --------
           Total                                                     5,847
                                                                  --------
           Insurance - 4.3%
1,000      Berkshire Hathaway, Inc., Class B (b)                     2,234
32,000     Chubb Corp.                                               2,265
15,000     St. Paul Companies                                          584
                                                                  --------
           Total                                                     5,083
                                                                  --------
           Manufacturing - 1.1%
50,000     Waters Corp. (b)                                          1,335
                                                                  --------
           Media/Publishing - 2.6%
45,000     Comcast Corp., Special Class A (b)                        1,073
210,000    Liberty Media Corp. (b)                                   2,100
                                                                  --------
           Total                                                     3,173
                                                                  --------
           Retail - 5.7%
100,000    Big Lots, Inc.                                            1,968
48,000     Nieman Marcus Group, Inc., Class A (b)                    1,666
100,000    Pier 1 Imports, Inc.                                      2,100
100,000    Saks, Inc. (b)                                            1,284
                                                                  --------
           Total                                                     7,018
                                                                  --------
           Technology - 6.5%
50,000     Checkfree Corp. (b)                                         782
75,000     Diebold, Inc.                                             2,793
518,000    Novell, Inc. (b)                                          1,663
100,000    Scientific-Atlanta, Inc.                                  1,645
50,000     Vishay Intertechnology, Inc. (b)                          1,100
                                                                  --------
           Total                                                     7,983
                                                                  --------
           Telecommunications - 7.8%
327,000    3Com Corp. (b)                                            1,439
200,000    AT&T Corp.                                                2,140
165,000    Comverse Technology, Inc. (b)                             1,528
302,200    Crown Castle International Corp. (b)                      1,188
350,000    JDS Uniphase Corp. (b)                                      934
570,000    Lucent Technologies, Inc.                                   946
105,100    Touch America Holdings, Inc. (b)                            289
30,000     Verizon Communications, Inc.                              1,205
                                                                  --------
           Total                                                     9,669
                                                                  --------
           Transportation - 4.3%
102,000    Florida East Coast Industries, Inc., Class B              2,427
45,000     Union Pacific Corp.                                       2,848
                                                                  --------
           Total                                                     5,275
                                                                  --------
           Utilities - 3.2%
35,000     American Electric Power Co.                               1,400
15,000     Dominion Resources, Inc.                                    993
65,000     TECO Energy, Inc.                                         1,609
                                                                  --------
           Total                                                     4,002
                                                                  --------
           Total Common Stocks                                     102,779
                                                                  --------
Convertible Preferred Stock - 0.8%
           Real Estate Investment Trusts - 0.8%

25,500     Equity Residential Properties, 7.25%,                       639
            Series G, Callable 9/15/02 @ $ 25.9


                                  - Continued -

Fifth Third Multi Cap Value Fund
Schedule of Portfolio Investments (continued)
June 30, 2002
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------
Shares or
Principal                          Security
Amount                            Description                  Value
--------------------------------------------------------------------
           Real Estate Investment Trusts (continued)
118,000    Glenborough Realty, 7.75%, Series A,            $     395
                                                           ---------
             Callable 1/16/03 @ $25.97
           Total Convertible Preferred Stock                   1,034
                                                           ---------
Investment Companies - 3.8%
           Closed End Equity Funds - 3.8%
272,000    John Hancock Bank & Thrift                          2,315
             Opportunity Fund
150,000    Technology Select Sector SPDR                       2,373
                                                           ---------
           Total Investment Companies                          4,688
                                                           ---------
U.S. Government Securities - 8.1%
           U.S. Treasury Bills - 8.1%
$5,000     1.71%**, 7/11/02                                    4,998
 5,000     1.63%**, 8/1/02                                     4,993
                                                           ---------
             Total U.S. Government Securities                  9,991
                                                           ---------
Repurchase Agreement - 5.1%
 6,296     UBS Warburg, 1.92%, 7/1/02                          6,296
                                                           ---------
           Total Repurchase Agreement                          6,296
                                                           ---------
           Total Investments (Cost $120,461)
           (a) - 101.3%                                      124,788
                                                           ---------
           Liabilities in excess of other assets - (1.3)%     (1,581)
                                                           ---------
           NET ASSETS - 100.0%                             $ 123,207
                                                           ---------

(a) Cost for financial reporting and federal tax purposes and differs from value by net unrealized appreciation of
           $4,327 which is composed of $13,908 appreciation and
           $9,581 depreciation at June 30, 2002.
(b)        Non-income producing security.
**         Effective yield at purchase.

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Worldwide Fund
Schedule of Portfolio Investments
June 30, 2002
(Unaudited)
(Amounts in thousands except share amounts)

-------------------------------------------------------------------------------
                  Security
 Shares          Description                                              Value
-------------------------------------------------------------------------------
Investment Companies - 89.3%
 15,126    American Century Small Cap Value Investor Class             $    126
    193    Artisan Mid Cap Fund Investor Class (b)                            4
 22,583    Berger Mid Cap Value                                             376
     84    Credit Suisse Global Technology Fund (b)                           2
300,449    Credit Suisse Japan Growth Fund (b)                            1,469
    164    Credit Suisse Warburg Pincus Global Post Venture Capital           2
 23,484    Delafield Fund Inc                                               481
  8,397    Driehaus Asia Pacific Growth Fund                                124
     33    Excelsior Pacific/Asia #                                           0
    109    Fremont US Micro Cap (b)                                           2
    201    Fremont US Small Cap (b)                                           2
     68    Heartland Value                                                    3
    159    Henlopen (b)                                                       3
     93    Invesco Energy Fund Class IV (b)                                   2
     32    Invesco Financial Services Fund Class IV                           1
     59    Invesco Gold Fund Investor Class (b) #                             0
    258    Invesco Small Company Growth Investor Class (b)                    3
    194    Janus Global Life Sciences (b)                                     3
     16    Janus Mercury #                                                    0
 51,492    Janus Overseas                                                   932
     32    Janus Worldwide                                                    1
 42,747    Liberty Acorn International Fund (b)                             796
 14,893    Liberty Acorn USA (b)                                            249
 55,037    Longleaf Partners International                                  666
 36,878    Matthews China                                                   376
 79,201    Matthews Korea                                                   352
 66,516    Matthews Pacific Tiger Class I                                   632
 66,234    Mutual Series European Class Z                                 1,007
  9,072    Oakmark Global Equity Class I                                    125
  8,244    Oakmark International Equity Fund Class I                        130
 50,412    Oakmark International Small Cap Class I                          659
    201    Oakmark Select Class I                                             5
 59,090    PBHG Clipper Focus                                               878
 13,241    PIMCO RCM Global Healthcare (b)                                  215
 15,344    Pin Oak Aggressive Stock (b)                                     234
 63,071    Red Oak Technology Select (b)                                    346
    149    RS Diversified Growth Class A (b)                                  3
 21,202    RS Emerging Growth Class A (b)                                   485
  8,980    RS Global Natural Resources Class A (b)                          125
  9,985    RS Microcap Growth                                               171
 32,034    RS Partners Fund Class A (b)                                     607
125,955    Rydex Dynamic Titan 500 Class H (b)                            1,204
 89,978    Rydex Dynamic Velocity 100 Fund (b)                            1,180
 16,749    Rydex- Biotechnology Fund - Investor Class (b)                   232
 11,765    Rydex- Energy Fund Investor Class                                118
 16,997    Rydex- Energy Services Investor Class (b)                        112
  7,728    Rydex- Mekros Fund Class H (b)                                   152
 15,972    Rydex- OTC Fund Investor Class (b)                               117
    189    Strong Asia Pacific                                                1
 11,510    The Contrarian Fund Class A (b)                                  126
 51,991    Third Ave Small-Cap Value                                        816
 22,557    Tocqueville Gold Fund                                            508
142,998    Tocqueville International Value Fund (b)                       1,316
    133    Turner Micro Cap Growth Class I (b)                                5

-------------------------------------------------------------------------------
Shares or
Principal         Security
 Amount          Description                                              Value
-------------------------------------------------------------------------------
    417    Turner Small Cap Growth Fund Class I (b)                    $      7
 26,472    Tweedy, Browne Global Value                                      493
  9,781    US Global Investor World Gold Fund (b)                           102
167,286    Vanguard Short-Term Corporate Investor Class                   1,786
153,436    Wasatch Small-Cap Value (b)                                      684
                                                                       --------
           Total Investment Companies                                    20,556
                                                                       --------
Repurchase Agreement - 10.7%
$ 2,469    UBS Warburg, 1.92%, 7/1/02                                     2,469
                                                                       --------
           Total Repurchase Agreement                                     2,469
                                                                          -----
           Total Investments (Cost $22,777) (a) - 100.0%                 23,025
                                                                       --------
           Liabilities in excess of other assets - 0.0%                       4
           NET ASSETS - 100.0%                                         $ 23,029
                                                                       --------

(a) Cost for financial reporting and Federal tax purposes and differs from value by net unrealized appreciation of $248, which is composed of $953 appreciation and $705 depreciation at June 30, 2002.
(b)        Non-income producing security.
 #         Market value is less than five hundred dollars.

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2002 (Unaudited)
(Amounts in thousands except share amounts)

------------------------------------------------------------------------------
Shares or
Principal            Security
Amounts             Description                                          Value
------------------------------------------------------------------------------
Convertible Bonds - 0.4%
           Mining - 0.4%
$    211   Inco Ltd 7.75% 3/15/16 Callable 8/19/02 @ 100             $     214
                                                                     ---------
           Total Convertible Bonds                                         214
                                                                     ---------
Convertible Preferred Shares - 9.1%
           Real Estate Investment Trusts - 8.4%
  35,000   Equity Residential Properties, Series G, $1.81                  877
  10,000   Felcor Lodging Trust Inc., $1.95                                226
  10,000   First Union Real Estate, Series A, $2.10                        173
  55,000   Glenborough Realty, Series A, $1.94                           1,207
   7,500   New Plan Excel Realty, Series A, $ 2.13                         191
  14,000   Simon Property Group, Inc., Series B, $6.50                   1,343
                                                                     ---------
           Total                                                         4,017
                                                                     ---------
           Telecommunications - 0.7%
  10,000   Allen Group, 7.75%                                              357
                                                                     ---------
           Total Convertible Preferred Shares                            4,374
                                                                     ---------
Corporate Bond Equivalents - 27.8%
           Automotive - 1.0%
  10,000   Corts Trust For Chrysler, $3.94                                 249
  10,000   General Motors Corp, $1.84                                      249
                                                                      --------
           Total                                                           498
                                                                      --------
           Consumer Products - 0.6%
  10,000   Maytag Corp., $1.97                                             264
                                                                      --------
           Electric - Integrated 3.7%
  10,000   Aquila Inc., $1.99                                              189
  16,000   Cleveland Electric Financial Trust I, $2.25                     413
   5,000   Energy East Capital, $2.06                                      126
   5,000   National Rural Utility, $1.91                                   127
 251,000   Potomac Electric Power                                          260
  10,000   Puget Sound Energy Capital, $2.10                               240
  15,000   Virginia Power Capital, $2.01                                   377
                                                                      --------
           Total                                                         1,732
                                                                      --------
           Entertainment - 1.8%

  22,000   Corts Trust For Disney                                          547
  35,000   Royal Caribbean, $1.77                                          313
                                                                      --------
           Total                                                           860
                                                                      --------
           Financial Services - 12.8%
   5,100   American Express Capital Trust I, $1.75                         129
  15,900   B.F.Goodrich Capital, $ 2.08                                    403
  20,000   BBC Capital Trust II, $2.13                                     501
  20,000   Bear Stearns Captial Trust III, $1.95                           510
  10,000   Citigoup Capital VII, $1.78                                     253
  10,000   Corts Countrywide Capital II, $4.00                             247
  10,000   Corts Trust II Safeco Capital I $4.35                           255
  15,000   CORTS-UNUM Provident Financial Trust I, $4.25                   381
   5,000   FCB\NC Capital Trust II, $2.10                                  133
  11,200   Fleet Capital Trust VI, $2.20                                   303
  10,000   Household Capital Trust V, $2.50                                274
   5,000   Huntington Preferred, $1.97                                     124
  12,000   MBNA Capital D                                                  300
  10,000   Morgan Stanley Cap II, $1.81                                    252
  10,000   Northwestern Capital Trust III, $1.67                           236
  12,000   NWPS Capital Financing I, $2.03                                 286
  12,100   Regions Financial Trust I, $2.00                                315
  22,000   Stilwell Financial                                              542
  11,400   Transcanada Capital, $2.19                                      286

Shares or
Principal            Security
Amounts             Description                                          Value
           Financial Services (continued)
$ 15,000   Wells Fargo Capital Trust VI, $2.10                        $    372
                                                                      --------
           Total                                                         6,102
                                                                      --------
           Gas - Distribution - 0.5%
  10,000   Sempra Energy Capital Trust I, $2.23                            259
                                                                      --------
           Insurance - 1.9%
 300,000   Aon Capital Trust A                                             296
   5,000   Torchmark Capital Trust I, $1.94                                128
  19,200   Travelers/Aetna P&C Capital I, $2.02                            481
                                                                      --------
           Total                                                           905
                                                                      --------
           Multimedia - 0.8%
 265,000   AOL Time Warner, Inc.                                           217
 155,000   Viacom, Inc.                                                    159
                                                                      --------
           Total                                                           376
                                                                      --------
           Pipelines - 0.6%

  12,000   Dominion Capital Trust I, $1.95                                 302
                                                                      --------
           Retail - 1.5%
  12,000   Corts-Sherwin Williams                                          301
   5,000   Nordstrum (CBTCS), $3.81                                        128
  12,000   Sears Roebuck Acceptance                                        300
                                                                      --------
           Total                                                           729
                                                                      --------
           Rubber - Tires - 0.8%
  18,000   Goodyear (CBTCS), $1.60                                         170
 250,000   Goodyear Tire & Rubber                                          231
                                                                      --------
           Total                                                           401
                                                                      --------
           Shipping - 0.5%
  24,200   Federal Express, $1.55                                          241
                                                                      --------
           Telecommunications-Services and Equipment - 1.3%
 143,000   GTE Corp.                                                       140
  10,000   Telephone & Data Systems, $1.90                                 194
  12,000   Verizon Global                                                  300
                                                                      --------
           Total                                                           634
                                                                      --------
           Total Corporate Bond Equivalents                             13,303
                                                                      --------
Preferred Shares - 13.0%
          Closed End Funds - 0.8%
  15,000  Gabelli Global Multimedia                                        386
                                                                      --------
          Investment Companies - 5.0%
  11,500  Royce Value Trust, $1.83                                         296
  38,000  Royce Value Trust, Inc., $1.95                                   996
  35,600  Source Capital, $2.40                                          1,111
                                                                      --------
          Total                                                          2,403
                                                                      --------
          Real Estate Investment Trusts - 7.2%
   5,000  Bre Properties                                                   125
  22,000  Developers Diversified Realty, $1.89                             549
  18,000  Duke Realty Corp., $2.11                                         470
  12,000  Federal Realty Investment Trust, $2.12                           308
   6,400  Harris Preferred Capital, Series A, $1.84                        160
  12,000  HRPT Properties Trust, $2.47                                     317
   7,400  New Plan Excel Realty Trust, $2.16                               185
  10,000  PS Business Parks, Inc., $2.38                                   265
  15,000  Public Storage Inc., Series A, $2.45                             419
  15,000  Public Storage Series K, $2.06                                   381
  10,000  Public Storage Series S, $1.97                                   250
                                                                      --------
          Total                                                          3,429
                                                                      --------
          Total Preferred Shares                                         6,218
                                                                      --------

                                   -Continued-

Fifth Third Strategic Income Fund
Schedule of Portfolio Investments (continued)
June 30, 2002 (Unaudited)
(Amounts in thousands except share amounts)

-------------------------------------------------------------------------------
Shares or
Principal            Security
Amounts             Description                                           Value
-------------------------------------------------------------------------------
Investment Companies - 24.1%
           Closed End Funds - 24.1%
  67,200   1838 Bond Debenture Trading                                 $  1,308
 127,000   American Income                                                1,087
 176,100   Blackrock Income                                               1,379
 159,600   Blackrock North American Government Income                     1,727
 210,000   MFS Government Markets Income                                  1,418
 110,000   MFS Intermediate Income                                          788
  90,000   Pioneer Interest Shares                                        1,067
  70,000   Putnam Master Intermediate Income                                438
  85,000   Putnam Premier Income                                            533
  85,000   Scudder Intermediate Government                                  590
  64,800   Van Kampen Bond                                                1,199
                                                                       --------
           Total Investment Companies                                    11,534
                                                                       --------
U.S. Goverment Securities - 9.0%
           U.S. Treasury Bonds - 9.0%
$  2,000   11.63% 11/15/02                                                2,074
   2,000   7.00% 7/15/06                                                  2,234
                                                                       --------
           Total U.S. Goverment Securities                                4,308
                                                                       --------
Repurchase Agreement - 16.0%
   7,640   UBS Warburg 1.92% 7/1/02                                       7,640
                                                                       --------
           Total Repurchase Agreement                                     7,640
                                                                       --------
           Total Investments (Cost $46,064) (a) - 99.4%                  47,591
                                                                       --------
           Other assets in excess of liabilities - 0.6%                     276
                                                                       --------
           NET ASSETS - 100.0%                                         $ 47,867
                                                                       --------

(a) Cost for federal tax purposes and differs from value by net unrealized appreciation of $1,527, which is composed of $1,944 appreciation and $417 depreciation at June 30, 2002.

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Assets and Liabilities
June 30, 2002 (Unaudited)
(Amounts in thousands except per share amounts)
------------------------------------------------------------------------------------------------------------------------
                                                                        Micro Cap     Multi Cap                     Strategic
                                                                          Value         Value        Worldwide       Income
                                                                           Fund         Fund           Fund           Fund
                                                                        --------     ---------       --------        --------
Assets:
Investments, at value (cost $68,550; $114,165; $20,308 and
     $38,424, respectively)                                             $ 75,432     $ 118,492       $ 20,556        $ 39,951
Repurchase agreements, at cost                                             7,620         6,296          2,469           7,640
                                                                        --------     ---------       --------        --------
     Total Investments                                                    83,052       124,788         23,025          47,591
                                                                        --------     ---------       --------        --------
Cash                                                                           -             1              1               1
Interest and dividends receivable                                              8            91              3             327
Receivable for investments sold                                                -           370              -               -
Receivable for Fund shares sold                                              228           122              1              89
Receivable from Advisor                                                       34            45             13              21
Other assets                                                                  21            32             13              12
                                                                        --------     ---------       --------        --------
     Total assets                                                         83,343       125,449         23,056          48,041
                                                                        --------     ---------       --------        --------
Liabilities:
Payable to custodian                                                          10             -              -               -
Payable for investments purchased                                            998         2,054              -             102
Payable for Fund shares redeemed                                              34            55              -              15
Accrued expenses and other payables:
     Investment advisory fees                                                 65           100             19              39
     Distribution fees                                                        13            33              8              18
                                                                        --------     ---------       --------        --------
     Total liabilities                                                     1,120         2,242             27             174
                                                                        --------     ---------       --------        --------
Net Assets:
Paid-in Capital                                                           75,056       121,167         34,428          47,842
Accumulated net investment loss                                             (229)         (139)          (192)            (81)
Accumulated net realized gain/(loss) from investment transactions            514        (2,148)       (11,455)         (1,421)
Net unrealized appreciation of investments                                 6,882         4,327            248           1,527
                                                                        --------     ---------       --------        --------
     Net Assets                                                         $ 82,223     $ 123,207       $ 23,029        $ 47,867
                                                                        ========     =========       ========        ========
Net Assets:
     Institutional Shares                                               $ 49,692     $  48,418       $  3,201        $ 10,798
     Investment A Shares                                                   5,520        16,550             NA              NA
     Investment B Shares                                                   2,903        12,623             NA              NA
     Investment C Shares                                                     800         1,854            356           6,110
     Advisor Shares                                                       23,308        43,762         19,472          30,959
                                                                        --------     ---------       --------        --------
     Total                                                              $ 82,223     $ 123,207       $ 23,029        $ 47,867
                                                                        ========     =========       ========        ========
Shares of Beneficial Interest Outstanding (Unlimited number
 of shares authorized, no par value):
     Institutional Shares                                                  7,446         2,764            283           1,010
     Investment A Shares                                                     837           951             NA              NA
     Investment B Shares                                                     442           729             NA              NA
     Investment C Shares                                                     122           107             32             575
     Advisor Shares                                                        3,536         2,512          1,745           2,901
                                                                        --------     ---------       --------        --------
     Total                                                                12,383         7,063          2,060           4,486
                                                                        ========     =========       ========        ========
Net Asset Value

     Institutional Shares                                               $   6.67     $   17.51       $  11.34        $  10.70
                                                                        ========     =========       ========        ========
     Investment A Shares-redemption price per share                     $   6.60     $   17.41             NA              NA
                                                                        ========     =========       ========        ========
     Investment B Shares-offering price per share*                      $   6.56     $   17.33             NA              NA
                                                                        ========     =========       ========        ========
     Investment C Shares-offering price per share*                      $   6.56     $   17.33       $  11.11        $  10.63
                                                                        ========     =========       ========        ========
     Advisor Shares                                                     $   6.59     $   17.42       $  11.16        $  10.67
                                                                        ========     =========       ========        ========

Maximum sales charge-Investment A Shares                                    4.50%         4.50%            NA              NA
Maximum Offering Price (100%/(100%-maximum sales charge) of
 net asset value adjusted to the nearest cent) per
 share (Investment A Shares)                                            $   6.91     $   18.23             NA              NA
                                                                        ========     =========       ========        ========

-----------
 * Redemption price per share varies by length of time shares are held.

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Operations
For the six months ended June 30, 2002 (Unaudited)
(Amounts in thousands)
----------------------------------------------------------------------------------------------------------------------

                                                                      Micro Cap    Multi Cap                 Strategic
                                                                        Value       Value        Worldwide     Income
                                                                         Fund        Fund          Fund         Fund
                                                                      ---------   ----------    ----------   ---------
INVESTMENT INCOME:
Interest income                                                        $   181    $      182    $      27    $    100
Dividend income                                                             76           530           10       1,290
                                                                       -------    ----------    ---------    --------

   Total Income:                                                           257           712           37       1,390
                                                                       -------    ----------    ---------    --------
EXPENSES:
Investment advisory fees                                                   297           502          122         208
Administrative fees                                                         51            87           21          36
Distribution services--Investment A Shares                                   4            15           NA          NA
Distribution services--Investment B Shares                                   7            45           NA          NA
Distribution services--Investment C Shares                                   1             5            1          12
Distribution services--Advisor Shares                                       55           115           53          80
Administrative services--Investment C Shares                                 1             2            1           4
Fund accounting fees                                                        56            56           27          38
Transfer agent fees                                                         48            64           15          29
Other fees                                                                  12            12            5           9
                                                                       -------    ----------    ---------    --------

   Total Expenses                                                          532           903          245         416
                                                                       -------    ----------    ---------    --------

   Less fees reimbursed by Administrator                                   (46)          (52)         (16)        (38)
                                                                       -------    ----------    ---------    --------

   Net Expenses                                                            486           851          229         378
                                                                       -------    ----------    ---------    --------

   Net Investment Income/(Loss)                                           (229)         (139)        (192)      1,012
                                                                       -------    ----------    ---------    --------

Realized and Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions                 1,404        (1,875)         (54)         49
Net change in unrealized appreciation/depreciation on investments        3,156        (8,319)      (2,040)        610
                                                                       -------    ----------    ---------    --------

Net realized and unrealized gains/(losses) from investments              4,560       (10,194)      (2,094)        659
                                                                       -------    ----------    ---------    --------

Change in net assets resulting from operations                         $ 4,331    $  (10,333)   $  (2,286)   $  1,671
                                                                       =======    ==========    =========    ========

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)
--------------------------------------------------------------------------------------------------------------------------------

                                                                             Micro Cap Value Fund        Multi Cap Value Fund
                                                                          --------------------------  --------------------------
                                                                          Six months                  Six months
                                                                            ended        Year ended      ended       Year ended
                                                                           June 30,     December 31,    June 30,    December 31,
                                                                           2002 (a)        2001*        2002 (a)        2001*
                                                                          ----------    ------------   ----------   ------------
Increase/(Decrease) in Net Assets:
Operations:
Net investment income/(loss)                                              $    (229)    $       (32)   $     (139)  $         81
Net realized gains/(losses) from investment transactions                      1,404            (792)       (1,875)         3,557
Net change in unrealized appreciation/depreciation on
   investments                                                                3,156           6,335        (8,319)         1,958
                                                                          ---------     -----------    ----------   ------------
     Change in net assets resulting from operations                           4,331           5,511       (10,333)         5,596
                                                                          ---------     -----------    ----------   ------------

Distributions to Shareholders from net investment
   income:
     Institutional                                                                -               -             -            (60)
     Investment A                                                                 -               -             -            (18)
     Investment B                                                                 -               -             -             (9)
     Investment C                                                                 -               -             -             (1)
     Advisor                                                                      -               -             -              -

Distributions to Shareholders from net realized gains from investment transactions:
     Institutional                                                                -              (6)            -           (827)
     Investment A                                                                 -               -             -           (289)
     Investment B                                                                 -               -             -           (213)
     Investment C                                                                 -               -             -            (22)
     Advisor                                                                      -             (13)            -         (2,182)
                                                                          ---------     -----------    ----------   ------------

     Change in net assets from shareholder distributions                          -             (19)            -         (3,621)
                                                                          ---------     -----------    ----------   ------------

     Change in net assets from fund share transactions                       42,466           7,767        56,148         25,207
                                                                          ---------     -----------    ----------   ------------

     Change in net assets                                                    46,797          13,259        45,815         27,182
Net Assets:

Beginning of period                                                          35,426          22,167        77,392         50,210
                                                                          ---------     -----------    ----------   ------------

End of period                                                             $  82,223     $    35,426       123,207   $     77,392
                                                                          =========     ===========    ==========   ============

Accumulated net investment loss                                           $    (229)    $         -    $     (139)  $          -
                                                                          =========     ===========    ==========   ============

------------
* Reflects the period from August 13, 2001 to December 31, 2001 (date of commencement of operations) for Investment A, B and C Shares.
(a) Unaudited

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

-------------------------------------------------------------------------------------------------------------

                                                               Worldwide Fund         Strategic Income Fund
                                                         --------------------------  ------------------------
                                                          Six months                 Six months
                                                             ended      Year ended     ended      Year ended
                                                           June 30,    December 31,   June 30,   December 31,
                                                           2002 (a)        2001*      2002 (a)       2001*
                                                         ------------  ------------  ----------  ------------
Increase/(Decrease) in Net Assets:
Operations:
Net investment income/(loss)                             $       (192) $       (191) $    1,012  $      2,335
Net realized gains/(losses) from investment transactions          (54)       (5,822)         49           806
Net change in unrealized appreciation/depreciation on
   investments                                                 (2,040)        1,649         610         1,320
                                                         ------------  ------------  ----------  ------------
     Change in net assets resulting from operations            (2,286)       (4,364)      1,671         4,461
                                                         ------------  ------------  ----------  ------------
Distributions to Shareholders from net investment
   income:
     Institutional                                                  -             -        (183)         (266)
     Investment C                                                   -             -         (78)           (4)
     Advisor                                                        -             -        (832)       (2,121)

Distributions to Shareholders from net realized
   gains from investment transactions:
     Institutional                                                  -            (9)          -             -
     Investment C                                                   -             -           -             -
     Advisor                                                        -          (267)          -             -

Distributions to Shareholders from return of capital:
     Advisor                                                        -            (4)          -            (1)
                                                         ------------  ------------  ----------  ------------

     Change in net assets from shareholder distributions            -          (280)     (1,093)       (2,392)
                                                         ------------  ------------  ----------  ------------

     Change in net assets from fund share transactions            830        (9,190)      8,287         1,233
                                                         ------------  ------------  ----------  ------------

     Change in net assets                                      (1,456)      (13,834)      8,865         3,302
Net Assets:
Beginning of period                                            24,485        38,319      39,002        35,700
                                                         ------------  ------------  ----------  ------------

End of period                                            $     23,029  $     24,485  $   47,867  $     39,002
                                                         ============  ============  ==========  ============

Accumulated net investment loss                          $       (192) $          -  $      (81) $          -
                                                         ============  ============  ==========  ============

-----------
* Reflects the period from October 29, 2001 to December 31, 2001 (date of commencement of operations) for Investment C Shares.
(a)  Unaudited

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Notes to Financial Statements
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

(1) Organization

The Fifth Third Funds (The "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At June 30, 2002, the Trust consisted of thirty-one separate investment portfolios.

The accompanying financial statements relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

Portfolio Name*
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund") Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund") Fifth Third Worldwide Fund ("Worldwide Fund")
Fifth Third Strategic Income Fund ("Strategic Income Fund") *Refer to footnote (2) Reorganization, for former Fund names.

The Worldwide Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis.

The Micro Cap Value Fund and Multi Cap Value Fund each issue five classes of shares: Institutional, Investment A, Investment B, Investment C, and Advisor Shares. The Worldwide Fund and Strategic Income Fund each issue three classes of shares: Institutional, Investment C, and Advisor Shares. The Investment A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Investment B Shares made within six years of purchase and certain redemptions of Investment C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Investment C Shares, distribution fees paid by Investment A Shares, Investment B Shares, Investment C Shares, and Advisor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

(2) Reorganization

The Funds entered into an Agreement and Plan of Reorganization (the "Reorganization") with the Trust pursuant to which all the assets and liabilities of each Fifth Third/Maxus Fund transferred to a corresponding Fifth Third Fund in exchange for shares of the Fifth Third Fund. Each Fifth Third/Maxus Fund listed below transferred all of its assets and liabilities to the corresponding Fifth Third Fund identified opposite its name in exchange for shares of such Fifth Third Fund:

Fifth Third/Maxus Funds                        Fifth Third Funds
Fifth Third/Maxus Aggressive Value Fund        Fifth Third Micro Cap Value Fund
Fifth Third/Maxus Equity Fund                  Fifth Third Multi Cap Value Fund
Fifth Third/Maxus Laureate Fund                Fifth Third Worldwide Fund Fifth
Third/Maxus Income Fund                        Fifth Third Strategic Income Fund


The Reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on August 13, 2001 for the Micro Cap Value Fund, Multi Cap Value Fund, and the Worldwide Fund. Reorganization of the Strategic Income Fund, which also qualified as a tax-free exchange for federal income tax purposes, was completed on October 22, 2001. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization.

Fifth Third Funds
Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

                                            Before Reorganization                 After Reorganization
                                ----------------------------------------------    ---------------------
                                  Fifth Third/Maxus           Fifth Third              Fifth Third
                                Aggressive Value Fund     Micro Cap Value Fund    Micro Cap Value Fund
                                ---------------------    ---------------------    ---------------------
Institutional
Shares                                  1,742,052                -                        1,742,052
Net Assets                           $ 10,424,052            $   -                     $ 10,424,052
Net Asset Value                      $       5.98            $   -                     $       5.98
Advisor
Shares                                  3,157,622                -                        3,157,622
Net Assets                           $ 18,731,242            $   -                     $ 18,731,242
Net Asset Value                      $       5.93            $   -                     $       5.93
Unrealized Appreciation              $  2,041,349            $   -                     $  2,041,349


                                            Before Reorganization                 After Reorganization
                                ----------------------------------------------    ---------------------
                                  Fifth Third/Maxus           Fifth Third              Fifth Third
                                     Equity Fund          Multi Cap Value Fund    Multi Cap Value Fund
                                ---------------------    ---------------------    ---------------------
Institutional
Shares                                    338,334                -                          338,334
Net Assets                           $  6,601,229            $   -                     $  6,601,229
Net Asset Value                      $      19.51            $   -                     $      19.51
Advisor
Shares                                  2,397,884                -                        2,397,884
Net Assets                           $ 46,614,141            $   -                     $ 46,614,141
Net Asset Value                      $      19.44            $   -                     $      19.44
Unrealized Appreciation              $  9,368,078            $   -                     $  9,368,078


                                            Before Reorganization                 After Reorganization
                                ----------------------------------------------    ---------------------
                                  Fifth Third/Maxus           Fifth Third              Fifth Third
                                    Laureate Fund           Worldwide Fund            Worldwide Fund
                                ---------------------    ---------------------    ---------------------
Institutional
Shares                                     80,651                -                           80,651
Net Assets                           $    974,616            $   -                     $    974,616
Net Asset Value                      $      12.08            $   -                     $      12.08
Advisor
Shares                                  1,910,520                -                        1,910,520
Net Assets                           $ 22,820,530            $   -                     $ 22,820,530
Net Asset Value                      $      11.94            $   -                     $      11.94
Unrealized Appreciation              $    712,985            $   -                     $    712,985


                                            Before Reorganization                 After Reorganization
                                ----------------------------------------------    ---------------------
                                  Fifth Third/Maxus           Fifth Third              Fifth Third
                                     Income Fund         Strategic Income Fund    Strategic Income Fund
                                ---------------------    ---------------------    ---------------------
Institutional
Shares                                    413,822                -                          413,822
Net Assets                           $  4,391,905            $   -                     $  4,391,905
Net Asset Value                      $      10.61            $   -                     $      10.61
Advisor
Shares                                  3,148,842                -                        3,148,842
Net Assets                           $ 33,339,339            $   -                     $ 33,339,339
Net Asset Value                      $      10.59            $   -                     $      10.59
Unrealized Appreciation              $  1,796,539            $   -                     $  1,796,539

Fifth Third Funds
Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

(3) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. Securities Valuations--Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked price in the principal market where such securities are traded. Unlisted securities are valued at the mean of their latest bid and ask price. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in other open end investment companies are valued at net asset value. Investments for which there are no such quotations are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

B. Repurchase Agreements--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. At June 30, 2002, all repurchase agreements were fully collateralized by U.S. Government Securities.

C. Securities Transactions and Related Income--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. Expenses--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in a certain Share class will pay the expenses directly attributable to that Share class.

E. Dividends to Shareholders---Dividends from net investment income are declared and paid monthly for the Strategic Income Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Micro Cap Value Fund and the Multi Cap Value Fund. Dividends from net investment income, if any, are declared and paid annually for the Worldwide Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and

Fifth Third Funds
Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

deferrals of certain losses. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (i.e. reclass of net investment losses), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

F. Federal Income Taxes--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gain sufficient to relieve it from all, or substantially all, federal income taxes.

G. Audit Guide--In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. The Funds were not materially impacted by any of the provisions within the Guide.

(4) Shares of Beneficial Interest
Transactions in Fund shares were as follows (Amounts in thousands):

                                                Micro Cap Value Fund             Multi Cap Value Fund
                                           -----------------------------    -------------------------------
                                           Six months                          Six months
                                             ended        Year ended             ended          Year ended
                                            June 30,      December 31,          June 30,       December 31,
                                              2002           2001*               2002              2001*
                                           ------------ ----------------    ---------------  --------------
CAPITAL TRANSACTIONS:
Institutional Shares:
   Shares issued                             $ 34,095       $  8,512           $ 36,948         $  21,423
   Dividends issued                                 -              6                472               382
   Shares redeemed                             (1,407)        (2,275)            (3,421)           (5,074)
                                             ---------      ---------          ---------        ----------
   Institutional Shares                      $ 32,688       $  6,243           $ 33,999         $  16,731
                                             ---------      ---------          ---------        ----------
Investment A Shares:
   Shares issued                             $  4,951       $    887           $ 26,243         $   6,148
   Dividends issued                                 -              -                  2               300
   Shares redeemed                               (432)           (62)           (14,768)             (308)
                                             ---------      ---------          ---------        ----------
   Investment A Shares                       $  4,519       $    825           $ 11,477         $   6,140
                                             ---------      ---------          ---------        ----------
Investment B Shares:
   Shares issued                             $  2,552       $    338           $  9,303         $   4,432
   Dividends issued                                 -              -                  3               218
   Shares redeemed                                (49)            (4)              (392)              (71)
                                             ---------      ---------          ---------        ----------
   Investment B Shares                       $  2,503       $    334           $  8,914         $   4,579
                                             ---------      ---------          ---------        ----------
Investment C Shares:
   Shares issued                             $    790       $     57           $  1,571         $     475
   Dividends issued                                 -              -                  -                15
   Shares redeemed                                (55)             -                (59)                -
                                             ---------      ---------          ---------        ----------
   Investment C Shares                       $    735       $     57           $  1,512         $     490
                                             ---------      ---------          ---------        ----------
Advisor Shares:
   Shares issued                             $  6,995       $  7,497           $  2,673         $   9,156
   Dividends issued                                 -             11                  2             2,002
   Shares redeemed                             (4,974)        (7,200)            (2,429)          (13,891)
                                             ---------      ---------          - -------        ----------
   Advisor Shares                            $  2,021       $    308           $    246         $  (2,733)
                                             ---------      ---------          ---------
Total net change from capital transactions   $ 42,466       $  7,767           $ 56,148         $  25,207
                                             =========      =========          =========        =========

---------------
..   Reflects the period from August 13, 2001 to December 31, 2001 (date of commencement of operations) for Investment A, B and C Shares.

Fifth Third Funds
Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

----------------------------------------------------------------------------------------------------------
                                                        Micro Cap Value Fund       Multi Cap Value Fund
                                                   ---------------------------  --------------------------
                                                    Six months                  Six months
                                                      ended       Year ended      ended      Year ended
                                                     June 30,    December 31,    June 30,   December 31,
                                                      2002          2001*         2002         2001*
                                                   ------------  -------------  ----------- --------------
SHARE TRANSACTIONS:
Institutional Shares:
   Shares issued                                       5,173          1,520       1,978          1,135
   Dividends issued                                        -              1          25             20
   Shares redeemed                                      (209)          (411)       (183)          (262)
                                                       -----          ------      ------         ------
   Institutional Shares                                4,964          1,110       1,820            893
                                                       -----          ------      ------         ------
Investment A Shares:
   Shares issued                                         757            156       1,424            336
   Dividends issued                                        -              -           -             16
   Shares redeemed                                       (65)           (11)       (809)           (16)
                                                       -----          ------      ------         ------
   Investment A Shares                                   692            145         615            336
                                                       -----          ------      ------         ------
Investment B Shares:
   Shares issued                                         391             60         501            242
   Dividends issued                                        -              -           -             11
   Shares redeemed                                        (8)            (1)        (21)            (4)
                                                       -----          ------      ------         ------
   Investment B Shares                                   383             59         480            249
                                                       -----          ------      ------         ------
Investment C Shares:
   Shares issued                                         120             10          84             25
   Dividends issued                                        -              -           -              1
   Shares redeemed                                       (8)              -          (3)             -
                                                       -----              -       ------             -
   Investment C Shares                                   112             10          81             26
                                                       -----          ------      ------         ------
Advisor Shares:
   Shares issued                                       1,088          1,336         143            486
   Dividends issued                                        -              2           -            104
   Shares redeemed                                      (771)        (1,278)       (130)          (738)
                                                       -----          ------      ------         ------
   Advisor Shares                                        317             60          13           (148)
                                                       -----          ------      ------         ------
Total net change from share transactions               6,468          6,468       3,009          1,356
                                                       =====          ======      ======         ======

---------------

* Reflects the period from August 13, 2001 to December 31, 2001 (date of commencement of operations) for Investment A, B and C Shares.

Fifth Third Funds
Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                    Worldwide Fund            Strategic Income Fund
                                              --------------------------    --------------------------
                                               Six months                    Six months
                                                  ended      Year ended         ended      Year ended
                                                June 30,    December 31,      June 30,    December 31,
                                                  2002         2001*            2002         2001*
                                              ------------  ------------    ------------  ------------
CAPITAL TRANSACTIONS:
Institutional Shares:
   Shares issued                                $  1,660      $  2,696        $  8,156      $  2,083
   Dividends issued                                    -             9              49           155
   Shares redeemed                                  (869)       (1,033)           (617)       (2,651)
                                                --------      --------        --------      --------
   Institutional Shares                         $    791      $  1,672        $  7,588      $   (413)
                                                --------      --------        --------      --------

Investment C Shares:
   Shares issued                                $    290      $     99        $  4,545      $  1,777
   Dividends issued                                    -             -              46             1
   Shares redeemed                                    (1)            -            (275)          (22)
                                                --------      --------        --------      --------
   Investment C Shares                          $    289      $     99        $  4,316      $  1,756
                                                --------      --------        --------      --------

Advisor Shares:
   Shares issued                                $ 17,902      $  2,849        $ 15,389      $ 10,925
   Dividends issued                                    -           256             624         1,478
   Shares redeemed                               (18,152)      (14,066)        (19,590)      (12,513)
                                                --------      --------        --------      --------
   Advisor Shares                               $   (250)     $(10,961)       $ (3,577)     $   (110)
                                                --------      --------        --------      --------

Total net change from capital transactions      $    830      $ (9,190)       $  8,327      $  1,233
                                                ========      ========        ========      ========

                                                    Worldwide Fund            Strategic Income Fund
                                              --------------------------    --------------------------
                                               Six months                    Six months
                                                  ended      Year ended         ended      Year ended
                                                June 30,    December 31,      June 30,    December 31,
                                                  2002         2001*            2002         2001*
                                              ------------  ------------    ------------  ------------
SHARE TRANSACTIONS:
Institutional Shares:
   Shares issued                                     136           219             765           195
   Dividends issued                                    -             1               5            15
   Shares redeemed                                   (71)          (89)            (58)         (249)
                                                --------      --------        --------      --------
   Institutional Shares                               65           131            (712)          (39)
                                                --------      --------        --------      --------

Investment C Shares:
   Shares issued                                      24             8             430           169
   Dividends issued                                    -             -               4             -
   Shares redeemed                                     -             -             (26)           (2)
                                                --------      --------        --------      --------
   Investment C Shares                                24             8             408           167
                                                --------      --------        --------      --------

Advisor Shares:
   Shares issued                                   1,480           228           1,444         1,022
   Dividends issued                                    -            21              59           141
   Shares redeemed                                (1,497)       (1,120)       (  1,842)       (1,175)
                                                --------      --------        --------      --------
   Advisor Shares                                    (17)         (871)           (339)          (12)
                                                --------      --------        --------      --------

Total net change from share transactions              72          (732)            781           116
                                                ========      ========        ========      ========

----------

* Reflects the period from October 29, 2001 to December 31, 2001 (date of commencement of operations) for Investment C Shares.

Fifth Third Funds
Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

(5) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--On December 28, 2000, the shareholders of the Funds approved a new investment advisory agreement, which became effective on January 2, 2001, with Fifth Third/Maxus Asset Management, Inc., a separate wholly owned subsidiary of Fifth Third Bank ("Fifth Third"). On April 30, 2001, Fifth Third reorganized its investment advisory division as Fifth Third Asset Management Inc. (the "Advisor"), a separate wholly owned subsidiary of Fifth Third. At this time, the Advisor replaced Fifth Third/Maxus Asset Management, Inc. as the investment advisor to the Funds. The Trust's investment advisor receives for its services an annual investment advisory fee, which did not change as a result of the Reorganization, of 1.00% of each Fund's average daily net assets.

Administrative Fee--Fifth Third has served as the Trust's administrator since October 29, 2001. Prior to that date, and after the date of Reorganization, BISYS Fund Services Limited Partnership ("BISYS") served as the Trust's administrator. Prior to the date of Reorganization, the Advisor provided these services. With respect to the Strategic Income Fund, BISYS served as administrator from August 13, 2001 to the date of Reorganization, while the Advisor provided these services prior to that date. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third is entitled to receive an annual fee, payable monthly as one twelfth of the annual fee, based on the Trust's aggregate average daily net assets. Pursuant to a separate agreement with Fifth Third, BISYS performs sub-administrative services on behalf of the Funds, including providing certain administrative personnel and services necessary to operate the Funds for which it receives a fee from Fifth Third computed as a percentage of the daily net assets of each fund.

Distribution Services Fee--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. On October 29, 2001, Fifth Third Funds Distributor, Inc., a separate wholly owned subsidiary of BISYS, replaced BISYS, which served as the distributor to the Funds from January 1, 2001 to October 28, 2001, as the distributor of the Funds. The compensation provisions of the Plan were unchanged as a result of the change in distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares, Investment B Shares, Investment C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment A Shares, up to 1.00% of the average daily net assets of the Investment B Shares, up to 0.75% of the average daily net assets of the Investment C Shares, and up to 0.50% of the average daily net assets of the Advisor Shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Service Fee--The Trust has entered into an Administrative Services Agreement with Fifth Third with respect to Investment C Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net asset value of Investment C Shares in exchange for certain administrative services for shareholders and for the maintenance of shareholder accounts.

Transfer and Dividend Disbursing Agent, Accounting and Custody Fees--Since October 29, 2001, Fifth Third has served as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on each Fund's average net assets for the period, plus out-of-pocket expenses. Fifth Third also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Prior to that date, and after the date of Reorganization, BISYS performed these services. Prior to the date of Reorganization, Mutual Shareholder Services provided these services. Effective January 2, 2001, Fifth Third became the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Effective with the Reorganization of the Funds, Fifth Third contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses. These waivers and /or expense reimbursements, as described below, will remain in effect until January 2, 2003.

Fifth Third Funds
Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

-----------------------------------------------------------------------------------------------------
                           Institutional    Investment A     Investment B    Investment C    Advisor
                              Shares           Shares           Shares          Shares       Shares
                         ----------------- --------------   --------------  --------------  ---------
Micro Cap Value Fund           1.40%            1.65%            2.40%           2.40%        1.90%
Multi Cap Value Fund           1.33%            1.58%            2.33%           2.33%        1.83%
Worldwide Fund                 1.44%              NA               NA            2.44%        1.94%
Strategic Income Fund          1.35%              NA               NA            2.35%        1.85%

Certain officers of the Trust are officers of the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2002, were as follows (Amounts in thousands):

Fund                                              Purchases     Sales
----                                              ---------     -----
Micro Cap Value Fund                              $ 34,018     $ 5,081
Multi Cap Value Fund                                69,102      12,556
Worldwide Fund                                     105,740     105,977
Strategic Income Fund                                9,569       8,674

(7) Change in Auditors

On May 1, 2002, the Board of Trustees approved the decision to change independent auditors and engage PricewaterhouseCoopers LLP as its new independent auditors as of that date.

Fifth Third Funds
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                      Change in Net Assets                      Less Dividends and
                                   Resulting from Operations                    Distributions from
                                  ---------------------------                -----------------------
INVESTMENT A SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                               Net Realized                                 Net                     Net     Total
                        Net Asset    Net      and Unrealized    Change in                 Realized       Total     Asset   Return
                          Value,  Investment Gain/(Loss) from   Net Assets      Net      Gains from    Dividends   Value, (excludes
                        Beginning   Income/     Investment    Resulting from Investment  Investment       and      End of   sales
                        of Period   (Loss)     Transactions     Operations     Income   Transactions Distributions Period charge)(a)
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND -  Ticker Symbol: MXCAX
Period ended   2001*   $    5.93  (0.01)            0.04              0.03          -            -             -   $ 5.96     0.56%
Period ended   2002*** $    5.96  (0.00) **         0.64              0.64          -            -             -   $ 6.60    10.74%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND -  Ticker Symbol: MXLAX
Period ended   2001*   $   19.44   0.01             0.57              0.58      (0.06)       (0.91)        (0.97)  $19.05     2.90%
Period ended   2002*** $   19.05  (0.00) **        (1.64)            (1.64)         -            -             -   $17.41    (8.56%)
------------------------------------------------------------------------------------------------------------------------------------

                                 Ratios/Supplemental Data
                       --------------------------------------------
INVESTMENT A SHARES
-------------------------------------------------------------------
                        Net     Ratios of    Ratios of
                       Assets, Expenses to Net Investment
                       End of    Average    Income/(Loss) Portfolio
                       Period      Net       to Average   Turnover
                       (000's)  Assets (b) Net Assets (b) Rate (c)
-------------------------------------------------------------------
MICRO CAP VALUE FUND -  Ticker Symbol: MXCAX
Period ended   2001*   $   862      1.59%         (0.36%)       47%
Period ended   2002*** $ 5,520      1.65%         (0.80%)       12%
-------------------------------------------------------------------
MULTI CAP VALUE FUND -  Ticker Symbol: MXLAX
Period ended   2001*   $ 6,395      1.54%           0.14%       80%
Period ended   2002*** $16,550      1.58%          (0.26%)      15%
-------------------------------------------------------------------

INVESTMENT B SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                               Net Realized                                 Net                     Net     Total
                        Net Asset    Net      and Unrealized    Change in                 Realized       Total     Asset   Return
                          Value,  Investment Gain/(Loss) from   Net Assets      Net      Gains from    Dividends   Value, (excludes
                        Beginning   Income/     Investment    Resulting from Investment  Investment       and      End of   sales
                        of Period   (Loss)     Transactions     Operations     Income   Transactions Distributions Period charge)(a)
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND -  Ticker Symbol: MXCBX
Period ended   2001*   $    5.93  (0.01)            0.03              0.02          -            -             -   $ 5.95     0.39%
Period ended   2002*** $    5.95  (0.00) **         0.61              0.61          -            -             -   $ 6.56    10.25%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND -  Ticker Symbol: MXLBX
Period ended   2001*   $   19.44  (0.02)            0.56              0.54      (0.04)       (0.91)        (0.95)  $19.03     2.76%
Period ended   2002*** $   19.03  (0.00) **        (1.70)            (1.70)         -            -             -   $17.33    (8.93%)
------------------------------------------------------------------------------------------------------------------------------------

                                 Ratios/Supplemental Data
                       ------------------------------------------

INVESTMENT B SHARES
-------------------------------------------------------------------
                        Net     Ratios of    Ratios of
                       Assets, Expenses to Net Investment
                       End of    Average    Income/(Loss) Portfolio
                       Period      Net       to Average   Turnover
                       (000's)  Assets (b) Net Assets (b) Rate (c)
-------------------------------------------------------------------
MICRO CAP VALUE FUND -  Ticker Symbol: MXCBX
Period ended   2001*   $   352      2.31%         (1.08%)       47%
Period ended   2002*** $ 2,903      2.40%         (1.52%)       12%
-------------------------------------------------------------------
MULTI CAP VALUE FUND -  Ticker Symbol: MXLBX
Period ended   2001*   $ 4,733      2.28%         (0.59%)       80%
Period ended   2002*** $12,623      2.33%         (1.00%)       15%
-------------------------------------------------------------------

INVESTMENT C SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                               Net Realized                                 Net                     Net     Total
                        Net Asset    Net      and Unrealized    Change in                 Realized       Total     Asset   Return
                          Value,  Investment Gain/(Loss) from   Net Assets      Net      Gains from    Dividends   Value, (excludes
                        Beginning   Income/     Investment    Resulting from Investment  Investment       and      End of   sales
                        of Period   (Loss)     Transactions     Operations     Income   Transactions Distributions Period charge)(a)
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND -  Ticker Symbol: MXCSX
Period ended  2001*    $    5.93  (0.01)            0.04              0.03          -            -             -   $ 5.96     0.56%
Period ended  2002***  $    5.96  (0.00) **         0.60              0.60          -            -             -   $ 6.56    10.23%
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND-  Ticker Symbol: MXLCX
Period ended  2001*    $   19.44  (0.01)            0.54              0.53      (0.04)       (0.91)        (0.95)  $19.02     2.72%
Period ended  2002***  $   19.02  (0.00) **        (1.69)            (1.69)         -            -             -   $17.33    (8.89%)
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND - Ticke r Symbol: FCWWX
Period ended  2001**   $   11.62   0.01             0.63              0.64          -            -             -   $12.26     8.50%
Period ended  2002***  $   12.26  (0.00) **        (1.15)            (1.15)         -            -             -   $11.11    (9.38%)
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND  - Ticker Symbol: FRACX
Period ended  2001**   $   10.53   0.16            (0.10)             0.06      (0.09)           -         (0.09)  $10.50     0.62%
Period ended  2002***  $   10.50   0.21             0.13              0.34      (0.21)           -         (0.21)  $10.63     3.68%
------------------------------------------------------------------------------------------------------------------------------------

                                Ratios/Supplemental Data
                      ------------------------------------------

INVESTMENT C SHARES
------------------------------------------------------------------
                       Net     Ratios of    Ratios of
                      Assets, Expenses to Net Investment
                      End of    Average    Income/(Loss) Portfolio
                      Period      Net       to Average   Turnover
                      (000's)  Assets (b) Net Assets (b) Rate (c)
------------------------------------------------------------------
MICRO CAP VALUE FUND - Ticker Symbol: MXCSX
Period ended  2001*   $    59      2.32%         (0.97%)       47%
Period ended  2002*** $   800      2.40%         (1.55%)       12%
------------------------------------------------------------------
MULTI CAP VALUE FUND- Ticker Symbol: MXLCX
Period ended  2001*   $   497      2.23%         (0.60%)       80%
Period ended  2002*** $ 1,854      2.33%         (1.07%)       15%
------------------------------------------------------------------
WORLDWIDE FUND - Ticker Symbol: FCWWX
Period ended  2001**  $   100      1.88%           0.85%      974%
Period ended  2002*** $   356      2.44%          (2.13%)     489%
------------------------------------------------------------------
STRATEGIC INCOME FUND - Ticker Symbol: FRACX
Period ended  2001**  $ 1,755      2.39%           8.97%       34%
Period ended  2002*** $ 6,110      2.35%           4.49%       24%
------------------------------------------------------------------


  * Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
 ** Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001.
(a)  Not annualized.
(b)  Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
***  Reflects the six months ended June 30, 2002. Unaudited.

       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Financial Highlights
ADVISOR SHARES
------------------------------------------------------------------------------------------------------------------------------------
                             Change in Net Assets
                             Resulting from Operations                          Less Dividends and Distributions from
                         ------------------------------------                 ------------------------------------------
                                                Net Realized
                                                   and                                            Net
                     Net Asset        Net       Unrealized           Change in                  Realized                   Total
                       Value,      Investment   Gain/(Loss)from      Net Assets       Net      Gains from      Return    Dividends
                     Beginning      Income/      Investment        Resulting from  Investment   Investment       of         and
                     of Period       (Loss)     Transactions        Operations      Income     Transaction    Capital  Distributions
------------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND - Ticker Symbol: MXSAX
Period ended 1998*   $   5.00          (0.07)              (0.09)          (0.16)       -           (0.04)        -         (0.04)
Year ended   1999    $   4.80          (0.06)               1.08            1.02        -           (0.24)        -         (0.24)
Year ended   2000    $   5.58           0.03               (0.11)          (0.08)   (0.03)          (0.59)        -         (0.62)
Year ended   2001    $   4.88          (0.02)               1.10            1.08        -           (0.00)**      -         (0.00)**
Period ended 2002*** $   5.96          (0.00)**             0.63            0.63        -               -         -             -
------------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND - Ticker Symbol: MXSEX
Year ended   1997    $  16.00           0.15                4.33            4.48    (0.15)          (2.10)        -         (2.25)
Year ended   1998    $  18.23           0.20               (1.80)          (1.60)   (0.20)          (0.51)        -         (0.71)
Year ended   1999    $  15.92           0.19                1.86            2.05    (0.23)          (0.25)        -         (0.48)
Year ended   2000    $  17.49           0.18                3.89            4.07    (0.17)          (2.72)    (0.06)        (2.95)
Year ended   2001    $  18.61           0.02                1.37            1.39        -           (0.91)        -         (0.91)
Period ended 2002*** $  19.09          (0.00)**            (1.67)          (1.67)       -               -         -             -
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND - Ticker Symbol: MXSPX
Year ended   1997    $  10.82           0.52                0.07            0.59    (0.52)          (0.51)        -         (1.03)
Year ended   1998    $  10.38          (0.12)               3.76            3.64        -           (0.73)        -         (0.73)
Year ended   1999    $  13.29          (0.07)               6.78            6.71        -           (0.81)        -         (0.81)
Year ended   2000    $  19.19          (0.21)              (1.94)          (2.15)       -           (2.95)        -         (2.95)
Year ended   2001    $  14.09          (0.11)              (1.56)          (1.67)       -           (0.12)    (0.00)**      (0.12)
Period ended 2002*** $  12.30          (0.00)**            (1.14)          (1.14)       -               -         -             -
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND - Ticker Symbol: MXSFX
Year ended   1997    $  10.78           0.67                0.53            1.20    (0.67)              -         -         (0.67)
Year ended   1998    $  11.31           0.72               (0.33)           0.39    (0.72)          (0.37)        -         (1.09)
Year ended   1999    $  10.61           0.86               (1.43)          (0.57)   (0.82)              -         -         (0.82)
Year ended   2000    $   9.22           0.73                0.70            1.43    (0.70)              -         -         (0.70)
Year ended   2001    $   9.95           0.63                0.60            1.23    (0.65)              -     (0.00) **     (0.65)
Period ended 2002*** $  10.53           0.28                0.14            0.42    (0.28)              -         -         (0.28)
------------------------------------------------------------------------------------------------------------------------------------


                                               Ratios/Supplemental Data
                            ----------------------------------------------------------------
                                         Ratios of      Ratios of
   Net                         Net       Expenses          Net
  Asset                      Assets         to          Investment
  Value,                     End of      Average       Income/(Loss)       Portfolio
  End of        Total        Period        Net          to Average         Turnover
  Period        Return       (000's)     Assets        Net Assets           Rate (c)
--------------------------------------------------------------------------------------------
 $  4.80        (3.27%)(a)   $ 3,159       2.69%(b)         (1.33%)(b)           109%(b)
 $  5.58        21.19%       $ 9,128       2.10%            (0.82%)               96%
 $  4.88        (1.38%)      $15,424       1.90%             0.53%               116%
 $  5.96        22.22%       $19,196       1.79%            (0.29%)               47%
 $  6.59        10.57%(a)    $23,308       1.90%(b)         (1.04%)(b)            12%
--------------------------------------------------------------------------------------------
 $ 18.23        28.16%       $55,637       1.87%             1.80%                89%
 $ 15.92        (8.74%)      $53,279       1.80%             1.15%               118%
 $ 17.49        12.93%       $39,885       1.83%             1.12%                78%
 $ 18.61        23.29%       $49,260       1.83%             0.91%               121%
 $ 19.09         7.47%       $47,698       1.73%             0.09%                80%
 $ 17.42        (8.75%)(a)   $43,762       1.83%(b)         (0.33%)(b)            15%
--------------------------------------------------------------------------------------------

 $ 10.38         5.49%       $ 3,395       2.49%             4.19%              1511%
 $ 13.29        35.14%       $ 8,059       2.63%            (1.10%)             2792%
 $ 19.19        50.58%       $32,324       1.92%            (0.49%)             1172%
 $ 14.09       (12.38%)      $37,087       1.94%            (1.13%)             1204%
 $ 12.30       (11.86%)      $21,676       1.92%            (0.76%)              974%
 $ 11.16        (9.27%)(a)   $19,472       1.94%(b)         (1.64%)(b)           489%
--------------------------------------------------------------------------------------------

 $ 11.31        11.47%       $38,620       1.91%             6.08%                70%
 $ 10.61         3.49%       $39,650       1.87%             6.52%                59%
 $  9.22        (5.72%)      $24,023       1.91%             7.87%                51%
 $  9.95        16.01%       $32,351       1.85%             7.53%                48%
 $ 10.53        12.64%       $34,105       1.76%             6.12%                34%
 $ 10.67         3.98%(a)    $30,959       1.85%(b)          4.75% (b)            24%
--------------------------------------------------------------------------------------------



 * Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
**  Amount is less than $0.005 per share.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
*** Reflects the six months ended June 30, 2002. Unaudited.




       (See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Financial Highlights
INSTITUTIONAL SHARES

-----------------------------------------------------------------------------------------------------------------------------------

                                       Change in Net Assets
                                    Resulting from Operations                          Less Dividends and Distributions from
                                 ------------------------------                 ---------------------------------------------------
                                                 Net Realized
                                                      and                                        Net
                        Net Asset     Net          Unrealized       Change in                  Realized                  Total
                          Value,   Investment  Gain/(Loss) from     Net Assets       Net      Gains from   Return      Dividends
                        Beginning    Income/      Investment      Resulting from  Investment  Investment     of           and
                        of Period    (Loss)      Transactions       Operations      Income   Transactions  Capital   Distributions
-----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND - Ticker Symbol: MXAIX
Period ended   1998*    $  5.00    (0.05)             (0.09)          (0.14)           -         (0.04)       -         (0.04)
Year ended     1999     $  4.82    (0.04)              1.08            1.04            -         (0.24)       -         (0.24)
Year ended     2000     $  5.62     0.06              (0.13)          (0.07)       (0.05)        (0.59)       -         (0.64)
Year ended     2001     $  4.91     0.01               1.11            1.12            -         (0.00) **    -         (0.00) **
Period ended   2002***  $  6.03    (0.00) **           0.64            0.64            -             -        -             -
-----------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND - Ticker Symbol: MXEIX
Period ended   1998*    $ 15.92        -                  -               -            -             -        -             -
Year ended     1999     $ 15.92     0.25               1.86            2.11        (0.26)        (0.25)       -         (0.51)
Year ended     2000     $ 17.52     0.28               3.88            4.16        (0.24)        (2.72)   (0.08)        (3.04)
Year ended     2001     $ 18.64     0.05               1.43            1.48        (0.07)        (0.91)       -         (0.98)
Period ended   2002***  $ 19.14    (0.00) **          (1.63)          (1.63)           -             -        -             -
-----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND - Ticker Symbol: MXLIX
Period ended   1998*    $ 10.38    (0.11)              3.76            3.65            -         (0.73)       -         (0.73)
Year ended     1999     $ 13.30     0.03               6.78            6.81            -         (0.81)       -         (0.81)
Year ended     2000     $ 19.30    (0.12)             (2.00)          (2.12)           -         (2.95)       -         (2.95)
Year ended     2001     $ 14.23    (0.01)             (1.64)          (1.65)           -         (0.11)   (0.00) **     (0.11)
Period ended   2002***  $ 12.47    (0.00) **          (1.13)          (1.13)           -             -        -             -
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND - Ticker Symbol: MXIIX
Period ended   1998*    $ 11.31     0.33              (0.50)          (0.17)       (0.33)        (0.19)       -         (0.52)
Year ended     1999     $ 10.62     0.87              (1.43)          (0.56)       (0.83)            -        -         (0.83)
Year ended     2000     $  9.23     0.78               0.70            1.48        (0.75)            -        -         (0.75)
Year ended     2001     $  9.96     0.69               0.59            1.28        (0.67)            -    (0.00) **     (0.67)
Period ended   2002***  $ 10.57     0.30               0.13            0.43        (0.30)            -        -         (0.30)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Ratios/Supplemental Data
                                                                     ---------------------------------------------------
                                                                                   Ratios of
                                                 Net                     Net        Expenses   Ratios of Net
                        Net Asset     Net       Asset                   Assets        to        Investment
                          Value,   Investment   Value,                  End of      Average    Income/(Loss) Portfolio
                        Beginning    Income/    End of     Total        Period        Net       to Average    Turnover
                        of Period    (Loss)     Period     Return       (000's       Assets     Net Assets    Rate (c)
-----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND - Ticker Symbol: MXAIX
Period ended   1998*    $  5.00    (0.05)       $  4.82    (2.87%) (a)  $  1,156      2.19% (b)   (0.83%) (b)   109% (b)
Year ended     1999     $  4.82    (0.04)       $  5.62    21.60%       $  3,283      1.60%       (0.32%)        96%
Year ended     2000     $  5.62     0.06        $  4.91    (1.21%)      $  6,743      1.40%        1.03%        116%
Year ended     2001     $  4.91     0.01        $  6.03    22.90%       $ 14,957      1.29%        0.21%         47%
Period ended   2002***  $  6.03    (0.00) **    $  6.67    10.61%  (a)  $ 49,692      1.40% (b)   (0.54%) (b)    12%
-----------------------------------------------------------------------------------------------------------------------------------
MULTI CAP VALUE FUND - Ticker Symbol: MXEIX
Period ended   1998*    $ 15.92        -        $ 15.92     0.00%  (a)  $      -      1.30% (b)    1.65%  (b)   118% (b)
Year ended     1999     $ 15.92     0.25        $ 17.52    13.26%       $    546      1.33%        1.62%         78%
Year ended     2000     $ 17.52     0.28        $ 18.64    23.78%       $    949      1.33%        1.41%        121%
Year ended     2001     $ 18.64     0.05        $ 19.14     7.91%       $ 18,069      1.23%        0.59%         80%
Period ended   2002***  $ 19.14    (0.00) **    $ 17.51    (8.52%) (a)  $ 48,418      1.33% (b)    0.03%  (b)    15%
-----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE FUND - Ticker Symbol: MXLIX
Period ended   1998*    $ 10.38    (0.11)       $ 13.30    35.24%  (a)  $      9      2.13% (b)   (0.60%) (b)  2792% (b)
Year ended     1999     $ 13.30     0.03        $ 19.30    51.29%       $  1,230      1.42%        0.01%       1172%
Year ended     2000     $ 19.30    (0.12)       $ 14.23   (12.16%)      $  1,232      1.44%       (0.63%)      1204%
Year ended     2001     $ 14.23    (0.01)       $ 12.47   (11.53%)      $  2,709      1.42%       (0.26%)       974%
Period ended   2002***  $ 12.47    (0.00) **    $ 11.34    (9.06%) (a)  $  3,201      1.44% (b)   (1.13%) (b)   489%
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND - Ticker Symbol: MXIIX
Period ended   1998*    $ 11.31     0.33        $ 10.62     3.54%  (a)  $    426      1.37% (b)    7.02%  (b)    59% (b)
Year ended     1999     $ 10.62     0.87        $  9.23    (5.61%)      $  2,540      1.41%        8.37%         51%
Year ended     2000     $  9.23     0.78        $  9.96    16.52%       $  3,349      1.35%        8.03%         48%
Year ended     2001     $  9.96     0.69        $ 10.57    13.12%       $  3,142      1.26%        6.62%         34%
Period ended   2002***  $ 10.57     0.30        $ 10.70     4.12%  (a)  $ 10,798      1.35% (b)    5.59%  (b)    24%
-----------------------------------------------------------------------------------------------------------------------------------

 * Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
**   Amount is less than $0.005 per share.
(a)  Not annualized.
(b)  Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
***  Reflects the six months ended June 30, 2002. Unaudited.

       (See Notes which are an integral part of the Financial Statements)

Addresses
-------------------------------------------------------------------------------------
Fifth Third Mirco Cap Value Fund                  Fifth Third
Fifth Third Multi Cap Value Fund                  c/o Fifth Third Bank
Fifth Third Worldwide Fund                        38 Fountain Square Plaza
Fifth Third Strategic Income Fund                 Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------

Investment Advisor                                Fifth Third Asset Management Inc.
                                                  38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing   Fifth Third Bank
  Agent, Fund Accountant and Custodian            38 Fountain Square Plaza
                                                  Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------

Distributor                                       Fifth Third Funds Distributor, Inc.
                                                  3435 Stelzer Road
                                                  Columbus, Ohio 43219

-------------------------------------------------------------------------------------

Independent Auditors                              Pricewaterhouse Coopers LLP
                                                  100 East Broad Street
                                                  Columbus, Ohio 43215

-------------------------------------------------------------------------------------

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